Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 4,902,313	$ 4,719,125	$ 3,991,375
Less: Unamortized discount and debt issuance costs	(54,905)	(52,176)	(56,747)
Long-term debt, net	4,847,408	4,666,949	3,934,628
Senior secured term loan A facility | Term Loan
Debt Instrument [Line Items]
Senior secured term loan	467,063	470,000	273,750
Principal amount	$ 467,000	470,000
Interest rate	4.04%
Senior secured term loan B facility | Term Loan
Debt Instrument [Line Items]
Senior secured term loan	$ 1,785,250	1,799,125	1,817,625
Principal amount	1,800,000	1,800,000
Senior secured revolving credit facility | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility	0	550,000	0
5.625% Senior Notes Due 2024 | Senior Notes
Debt Instrument [Line Items]
Senior notes	1,050,000	1,050,000	1,050,000
Principal amount	$ 1,050,000	$ 1,050,000	$ 1,050,000
Interest rate	5.625%	5.625%	5.625%
4.50% senior notes, due 2026 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 500,000	$ 500,000	$ 500,000
Principal amount	$ 500,000	$ 500,000	$ 500,000
Interest rate	4.50%	4.50%	4.50%
5.75% senior notes due 2027 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 750,000	$ 0
Principal amount	$ 750,000
Interest rate	5.75%
4.50% senior notes, due 2028 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 350,000	350,000	$ 350,000
Principal amount	$ 350,000	$ 350,000	$ 350,000
Interest rate	4.50%	4.50%	4.50%